JPMorgan Tax Free Bond Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.05%	0.99%	2.25%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.97%)	(0.45%)	1.35%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.28%	(0.27%)	1.24%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.10%	0.53%	1.95%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.06%	0.51%	1.84%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.74%	1.09%	2.20%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index to the Bloomberg US Municipal Index.